NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2017
NATURE OF OPERATIONS [Abstract]
Disclosure of going concern [text block]
1.	Nature of Operations

Mountain Province Diamonds Inc. (“Mountain Province” and together with its subsidiaries collectively, the “Company”) was incorporated on December 2, 1986 under the British Columbia Company Act. The Company amended its articles and continued incorporation under the Ontario Business Corporations Act effective May 8, 2006. The Company holds a 49% interest in the Gahcho Kué Project (“Gahcho Kué Diamond Mine” or “GK Mine” or “GK Project”) in Canada’s Northwest Territories.

Effective March 1, 2017, the GK Mine declared commercial production for accounting purposes.

The address of the Company’s registered office and its principal place of business is 161 Bay Street, Suite 1410, PO Box 216, Toronto, ON, Canada, M5J 2S1. The Company’s shares are listed on the Toronto Stock Exchange (“TSX”) and NASDAQ under the symbol ‘MPVD’.

The underlying value and recoverability of the amounts shown as “Property, Plant and Equipment” (Note 8) are dependent upon future profitable production and proceeds from disposition of the Company’s mineral properties. Failure to meet the obligations for cash calls to fund the operating expenses for the Company’s share in the GK Mine may lead to dilution of the interest in the GK Mine and may require the Company to impair property, plant and equipment.

Authorization of Financial Statements
These consolidated financial statements were approved by the Board of Directors on March 26, 2018.